NOTE 15 - SEGMENT - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
NOTE 15 - SEGMENT

NOTE 11 - SEGMENTS

At September 30, 2022, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the three and nine months ended September 30, 2022 and 2021:

Three months ended September 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$22,364,201	1,291,688	$(1,719,255)	$21,936,634
Cost of revenue	21,226,541	1,114,388	(1,719,255)	20,621,674
Gross profit	1,137,660	177,300	—	1,314,960

Operating expenses
General and administration	1,089,194	166,953	—	1,256,147

Operating income	48,466	10,347	—	58,813

Other expense	(29,411)	(2,090)	—	(31,501)

Net income	$19,055	$8,257	$—	$27,312

Three months Ended September 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$15,347,282	1,189,230	$(19,773)	$16,516,739
Cost of revenue	14,706,065	989,395	(19,773)	15,675,687
Gross profit	641,217	199,835	—	841,052

Operating expenses
General and administration	738,578	218,617	—	957,195

Operating loss	(97,361)	(18,782)	—	(116,143)

Other income	1,525	3,400	—	4,925

Net loss	$(95,836)	$(15,382)	$—	$(111,218)

Nine months ended September 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$63,898,961	3,554,591	$(2,397,891)	$65,055,661
Cost of revenue	61,838,539	2,969,719	(2,397,891)	62,410,367
Gross profit	2,060,422	584,872	—	2,645,294

Operating expenses
General and administration	2,792,287	597,810	—	3,390,097

Operating loss	(731,865)	(12,938)	—	(744,803)

Other income (expense)	(45,938)	7,865	—	(38,073)

Net loss	$(777,803)	$(5,073)	$—	$(782,876)

Nine months Ended September 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$43,404,674	3,474,215	$(36,172)	$46,842,717
Cost of revenue	42,487,024	3,018,878	(36,172)	45,469,730
Gross profit	917,650	455,337	—	1,372,987

Operating expenses
General and administration	3,077,319	587,154	—	3,664,473

Operating loss	(2,159,669)	(131,817)	—	(2,291,486)

Other income (expense)	(839,316)	18,723	—	(820,593)

Net loss	$(2,998,985)	$(113,094)	$—	$(3,112,079)

Asset Information

The following table shows asset information by geographic segment as of September 30, 2022 and December 31, 2021:

September 30, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,628,559	$1,091,622	$(578,999)	$6,141,182
Non-current assets	$11,660,618	$600,882	$(6,184,562)	$6,076,938
Liabilities
Current liabilities	$1,729,868	$1,619,112	$(578,999)	$2,769,981
Non-current liabilities	$—	$246,473	$—	$246,473

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729

NOTE 15 - SEGMENT

At December 31, 2021 and 2020, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the years ended December 31, 2021 and 2020:

Year ended December 31, 2021

NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$60,112,852	4,681,978	$(92,812)	$64,702,018
Cost of revenue	59,274,781	3,986,334	(92,812)	63,168,303
Gross profit	838,071	695,644	—	1,533,715

Operating expenses
General and administration	3,733,579	784,052	—	4,517,631

Operating income (loss)	(2,895,508)	(88,408)	—	(2,983,916)

Other income (expense)	(897,507)	17,422	—	(880,085)

Net income (loss)	$(3,793,015)	$(70,986)	$—	$(3,864,001)

Year ended December 31, 2020

	USA	Switzerland	Elimination	Total
Revenues	$39,495,542	$5,432,022	$(17,558)	$44,910,006
Cost of revenue	39,308,347	4,656,865	(17,558)	43,947,654
Gross profit	187,195	775,157	—	962,352

Operating expenses
General and administration	3,359,237	815,130	—	4,174,367

Operating loss	(3,172,042)	(39,973)	—	(3,212,015)

Other expense	(3,356,881)	(130,434)	—	(3,487,315)
Net loss	$(6,528,923)	$(170,407)	$—	$(6,699,330)

Asset Information

The following table shows asset information by geographic segment as of December 31, 2021 and 2020:

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729

December 31, 2020	USA	Switzerland	Elimination	Total
Assets
Current assets	$3,245,725	$1,225,399	$(889,540)	$3,581,584
Non-current assets	$3,478,147	$561,551	$(1,669,515)	$2,370,183
Liabilities
Current liabilities	$5,630,060	$3,171,419	$(889,540)	$7,911,939
Non-current liabilities	$2,816	$432,048	$—	$434,864

Revenues	$ 21,936,634	$ 64,702,018	$ 16,516,739	$ 44,910,006	$ 65,055,661	$ 46,842,717	$ 64,702,018	$ 44,910,006
Cost of revenue	20,621,674	63,168,303	15,675,687	43,947,654	62,410,367	45,469,730	63,168,303	43,947,654
Gross profit	1,314,960	1,533,715	841,052	962,352	2,645,294	1,372,987	1,533,715	962,352
Operating expenses
General and administration	1,256,147	4,517,631	957,195	4,174,367	3,390,097	3,664,473	4,517,631	4,174,367
Operating loss	58,813	(2,983,916)	(116,143)	(3,212,015)	(744,803)	(2,291,486)	(2,983,916)	(3,212,015)
Other expense	(31,501)	(880,085)	4,925	(3,487,315)	(38,073)	(820,593)	(880,085)	(3,487,315)
Net loss	27,312	(3,864,001)	$ (111,218)	(6,699,330)	(782,876)	$ (3,112,079)	(3,864,001)	(6,699,482)
Assets
Current assets	6,141,182	6,566,524		3,581,584	6,141,182		6,566,524	3,581,584
Non-current assets	6,076,938	2,493,118		2,370,183	6,076,938		2,493,118	2,370,183
Liabilities
Current liabilities	2,769,981	2,363,015		7,911,939	2,769,981		2,363,015	7,911,939
Non-current liabilities	$ 246,473	$ 275,729		$ 434,864	$ 246,473		$ 275,729	$ 434,864